CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total Stock-holders' Equity	OP Units [Member]	Non-Controlling Interests	Accumulated Other Comprehensive Loss	Convertible Preferred Stock	Stockholders' Equity, Total [Member]	Common Stock	Convertible Preferred Stock	Convertible Preferred Stock Additional Paid-In Capital	Convertible Preferred Stock Total Stock-holders' Equity
Balance at Oct. 14, 2010		$ 0	$ 0	$ 0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued (in shares)		20,000
Stock Issued During Period, Value, New Issues					200
Common Stock, Shares, Outstanding		20,000
Balance at Dec. 31, 2010	200		200		200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued (in shares)		16,929,184
Stock Issued During Period, Value, New Issues	186,127	170	185,957		186,127
Offering costs, commissions and dealer manager fees			(21,752)		(21,752)
Stock Issued During Period, Shares, Dividend Reinvestment Plan	0	27,169
Common stock issued through distribution reinvestment plan	271		271		271
Share based compensation (in shares)		185,663
Share-based compensation	225	2	223
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	225				225
Distributions Declared	2,519			(2,519)	(2,519)
Distributions to non-controlling interest holders	(68)						(68)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(98)				(98)			(98)
Net Income (Loss) Attributable to Parent	(4,699)			(4,699)
Net loss	(4,804)						(105)
Stock Repurchased During Period, Value	(25)		(25)		(25)
Adjustments to Additional Paid in Capital, Other	(16,769)		(16,769)		(16,769)
Contributions From Non-Controlling Interest Holders	0		(3,875)		(3,875)		3,875
Common Stock, Shares, Outstanding	17,162,016	17,162,016
Balance at Dec. 31, 2011	140,788	172	144,230	(7,218)	137,086		3,702	(98)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued (in shares)									828,472		159,396,558
Stock Issued During Period, Value, New Issues	1,657,807		1,656,213		1,657,807				8		1,594	9,000	8,992	9,000
Offering costs, commissions and dealer manager fees	181,643		181,643		181,643
Stock Issued During Period, Shares, Dividend Reinvestment Plan	2,700,000	2,678,451
Common stock issued through distribution reinvestment plan	26,784	27	26,757		26,784
Share based compensation (in shares)		111,566
Share-based compensation	1,224	1	1,223		1,224
Distributions Declared	(73,455)			(73,455)	(73,455)
Contribution from non-controlling interest holder	7,375					6,352	7,375
Distributions to non-controlling interest holders	(663)						(663)
Net Income (Loss) Attributable to Parent	(39,399)
Net loss	(39,700)			(39,399)	(39,399)		(301)
Other Comprehensive Income (Loss), Tax					(3,836)			(3,836)		(3,836)
Preferred Stock, Shares Outstanding									828,472
Stock Repurchased During Period, Shares		(181,479)
Stock Repurchased During Period, Value	(1,874)	(2)	(1,872)		(1,874)
Common Stock, Shares, Outstanding	179,167,112	179,167,112
Balance at Dec. 31, 2012	$ 1,548,159	$ 1,792	$ 1,653,900	$ (120,072)	$ 1,531,694		$ 16,465	$ (3,934)	$ 8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued (in shares)		2,100,000
Balance at Mar. 31, 2013